Note 15 - Earnings Per Common Share - Basic and Diluted Earnings (Loss) Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Weighted average number of common shares outstanding used in basic earnings per common share calculation (in shares)	4,180,994	4,127,453	4,060,404
Options and warrants (in shares)	553,386	513,505	507,856
Restricted stock awards (in shares)	13,367	34,959	55,783
Weighted average number of common shares outstanding adjusted for effect of dilutive securities (in shares)	4,747,747	4,675,917	4,624,043
Net income	$ 6,350	$ 2,956	$ 7,379
Preferred stock dividends	0	(108)	(1,710)
Net income available to common shareholders	$ 6,350	$ 2,848	$ 5,669
Basic earnings per common share (in dollars per share)	$ 1.52	$ 0.69	$ 1.40
Diluted earnings per common share (in dollars per share)	$ 1.34	$ 0.61	$ 1.23